Leases: Lessee, Operating Lease, Disclosure (Tables)	Jun. 30, 2025
June 30, 2025
Lessee, Operating Lease, Disclosure
September 30, 2025
Lessee, Operating Lease, Disclosure

Year ended June 30, 2026	$13,500
Year ended June 30, 2027	1,500
Total undiscounted operating lease payments	15,000
Less: Imputed interest	(793)
Present value of operating lease liabilities	$14,207